SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 7,676,005	$ 6,873,507	$ (425,456)	$ 14,549,512	$ (111,334)	$ 5,828,978	$ 236,586
Change in foreign currency translation	(108,751)		144,028	(217,936)	337,435	369,038	(298,009)
Total comprehensive income (loss)	7,567,254		(281,428)	14,331,576	226,101	6,198,016	(61,423)
Comprehensive income (loss) attributable to NCI	(43,385)		27,409	(36,117)	24,788	39,812	43
Comprehensive income (loss) attributable to FDCTech stockholders	$ 7,610,639		$ (308,837)	$ 14,367,693	$ 201,313	6,158,204	(61,466)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		6,869,920				5,814,612	(29,739)
Change in foreign currency translation						(313,484)	72,781
Total comprehensive income (loss)						5,501,128	43,042
Comprehensive income (loss) attributable to NCI						(9,254)	(43,178)
Comprehensive income (loss) attributable to FDCTech stockholders						5,510,382	86,220
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		$ 3,587
Change in foreign currency translation						699,749	(370,790)
Total comprehensive income (loss)						699,749	(370,790)
Comprehensive income (loss) attributable to NCI						26,444	65,628
Comprehensive income (loss) attributable to FDCTech stockholders						$ 673,305	$ (436,418)